Operating Segments (Details) - Schedule of reporting on operating segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	$ 133,246	$ 127,187	$ 114,469
Gross profit	47,552	49,737	41,472
Unallocated corporate expenses	(28,315)	(26,953)	(22,213)
Finance income, net	(672)	197	1,082
Income before taxes on income	18,565	22,981	20,341
Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	100,916	97,696	90,784
Gross profit	43,166	45,271	37,988
Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	32,330	29,491	23,685
Gross profit	$ 4,386	$ 4,466	$ 3,484